Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
14. Related Party Transactions

Key management includes directors (executive and non-executive) and senior management. The compensation paid or payable to key management is disclosed in the table below.

Except as disclosed elsewhere in the consolidated financial statements, the Company had the following general and administrative costs with related parties during the years ended December 31, 2017, 2016 and 2015:

				Net balance receivable (payable)
	Years ended December 31,			as at December 31,
	2017	2016	2015	2017	2016

Key management compensation:
Executive salaries and remuneration (1)	$720	$460	$415	$-	$-
Severance	-	-	141	-	-
Directors fees	98	8	11	(2)	(1)
Share-based payments	351	245	153	-	-
	$1,169	$713	$720	$(2)	$(1)

Legal fees (2)	$-	$-	$59	$-	$-

Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (3)	(16)	(41)	(38)	1	(4)

(1)	Includes key management compensation which is included in employee and director remuneration, mineral property interests, and corporate development.

(2)	In 2015, legal fees which were included in general and administrative, share issuance expenses and corporate development were incurred to a law firm in which a senior officer was a partner. The senior officer resigned from the Company in December 2015.

(3)	The companies include Endeavour, AzMin and AzMet.

The above transactions are incurred in the normal course of business. Notes 7(a)(i) and 12(b)(iii) provide disclosure for the acquisition of Oro Silver from Marlin Gold; Note 7(a)(ii) for the Sale Transaction with Endeavour; and Note 8 for marketable securities held in Endeavour, AzMin and AzMet.